Balances and transactions with related parties - Additional information (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Balances and transactions with related parties
Benefits of key management and Board of Directors - short-term benefits	₽ 66	₽ 46
Benefits of key management and Board of Directors - share-based payments	₽ 9	₽ 5